united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 6/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments |Aggressive Growth Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 93.4%
	AEROSPACE/DEFENSE - 2.4%
9,784	HEICO Corp.	$713,529

	AUTO PARTS & EQUIPMENT - 2.0%
6,480	Aptiv PLC	593,762

	BANKS - 5.7%
10,855	CenterState Banks, Inc.	323,696
6,602	East West Bancorp, Inc.	430,451
1,482	SVB Financial Group *	427,942
8,861	Western Alliance Bancorp *	501,621
		1,683,710
	BIOTECHNOLOGY - 2.7%
1,983	Sage Therapeutics, Inc. *	310,399
2,852	Vertex Pharmaceuticals, Inc. *	484,726
		795,125
	CHEMICALS - 3.8%
7,750	Albemarle Corp.	731,058
2,700	Quaker Chemical Corp.	418,149
		1,149,207
	COMMERCIAL SERVICES - 9.8%
7,833	ASGN, Inc. *	612,462
1,918	FleetCor Technologies, Inc. *	404,027
6,681	Grand Canyon Education, Inc. *	745,667
16,541	Travelport Worldwide Ltd.	306,670
4,419	WEX, Inc. *	841,731
		2,910,557
	COMPUTERS - 2.5%
9,995	Varonis Systems, Inc. *	744,628

	ELECTRONICS - 7.1%
6,700	Agilent Technologies, Inc.	414,328
7,415	Fortive Corp.	571,771
10,519	II-VI, Inc. *	457,051
661	Mettler-Toledo International, Inc. *	382,474
8,795	Trimble, Inc. *	288,828
		2,114,452
	ENGINEERING & CONSTRUCTION - 2.6%
4,734	Dycom Industries, Inc. *	447,410
4,216	TopBuild Corp. *	330,281
		777,691
	ENTERTAINMENT - 0.9%
983	Vail Resorts, Inc.	269,529

	HEALTHCARE - PRODUCTS - 9.3%
1,407	ICU Medical, Inc. *	413,166
1,128	Inogen, Inc. *	210,180
5,725	Insulet Corp. *	490,633
3,881	Integra LifeSciences Holdings Corp. *	249,975
1,350	Intuitive Surgical, Inc. *	645,948
2,743	Teleflex, Inc.	735,700
		2,745,602
	HEALTHCARE - SERVICES - 1.0%
4,260	Encompass Health Corp.	288,487

	HOME BUILDERS - 1.2%
12,649	PulteGroup, Inc.	363,659

	INSURANCE - 1.2%
9,974	American Equity Investment Life Holding Co.	359,064

	INTERNET - 7.4%
2,843	GrubHub, Inc. *	298,259
2,961	Palo Alto Networks, Inc. *	608,397
2,095	Proofpoint, Inc. *	241,574

Schedule of Investments |Aggressive Growth Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET (continued) - 7.4%
9,764	Rapid7, Inc. *	$275,540
10,985	RingCentral, Inc. - Class A *	772,795
		2,196,565
	LODGING - 1.7%
15,189	ILG, Inc.	501,693

	MACHINERY - CONSTRUCTION & MINING - 2.4%
10,239	Oshkosh Corp.	720,006

	MACHINERY - DIVERSIFIED - 1.1%
3,247	Kadant, Inc.	312,199

	OIL & GAS - 1.0%
2,080	Concho Resources, Inc. *	287,768

	PACKAGING & CONTAINERS - 1.7%
4,398	Packaging Corporation of America	491,652

	PHARMACEUTICALS - 4.5%
9,222	Collegium Pharmaceutical, Inc. *	219,945
2,560	Neurocrine Biosciences, Inc. *	251,494
2,502	PRA Health Sciences, Inc. *	233,587
3,469	Sarepta Therapeutics, Inc. *	458,532
3,966	Zogenix, Inc. *	175,297
		1,338,855
	RETAIL - 4.7%
2,274	Burlington Stores, Inc. *	342,305
1,670	Children's Place, Inc.	201,736
4,429	Dollar Tree, Inc. *	376,465
7,250	Texas Roadhouse, Inc.	474,948
		1,395,454
	SAVINGS & LOANS - 1.4%
10,437	Pacific Premier Bancorp, Inc. *	398,172

	SEMICONDUCTORS - 6.4%
27,225	Advanced Micro Devices, Inc. *	408,103
3,865	Lam Research Corp.	668,065
2,777	MKS Instruments, Inc.	265,759
4,108	Monolithic Power System, Inc.	549,116
		1,891,043
	SOFTWARE - 4.7%
6,969	Fidelity National Information Services, Inc.	738,923
6,132	InterXion Holding NV *	382,759
1,643	MSCI, Inc.	271,801
		1,393,483
	TELECOMMUNICATIONS - 2.1%
7,669	GDS Holdings Ltd. (ADR) *	307,450
3,183	LogMeIn, Inc.	328,645
		636,095
	TRANSPORTATION - 2.1%
6,307	XPO Logistics, Inc. *	631,835

	TOTAL COMMON STOCK (Cost $23,201,243)	27,703,822

Schedule of Investments |Aggressive Growth Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	REITs - 1.7%
5,210	CyrusOne, Inc.	$304,056
10,425	Easterly Government Properties, Inc.	205,998
	TOTAL REITS (Cost $490,829)	510,054

	MONEY MARKET FUND - 5.0%
1,462,170	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (A)
	(Cost $1,462,170)	1,462,170

	TOTAL INVESTMENTS - 100.1% (Cost $25,154,242)	$29,676,046
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(16,745)
	NET ASSETS - 100.0%	$29,659,301

* Non-income producing securities.
ADR - American Depositary Receipt.
PLC - Public Limited Co.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2018.

Schedule of Investments | International Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.4%
	AIRLINES - 0.9%
58,100	Japan Airlines Co. Ltd. (ADR)	$1,025,465

	AUTO PARTS & EQUIPMENT - 7.1%
47,100	Continental AG (ADR)	2,144,463
51,200	Magna International, Inc. - Class A	2,976,256
95,800	Valeo SA (ADR)	2,611,987
		7,732,706
	BANKS - 11.3%
21,900	Banco Macro SA - Cl. B (ADR)	1,287,501
40,339	DBS Group Holdings Ltd. (ADR)	3,169,637
124,000	DNB ASA (ADR)	2,418,000
38,000	Intesa Sanpaola SpA (ADR)	659,680
82,600	KBC Group NV (ADR)	3,165,645
462,000	Mizuho Financial Group, Inc. (ADR)	1,566,180
		12,266,643
	BIOTECHNOLOGY - 1.7%
11,000	Shire PLC (ADR)	1,856,800

	BUILDING MATERIALS - 2.6%
200,000	Asahi Glass Co. Ltd. (ADR)	1,551,250
52,600	Xinyi Glass Holdings Ltd. (ADR)	1,275,550
		2,826,800
	CHEMICALS - 2.7%
24,600	Arkema SA (ADR)	2,884,350

	COMMERCIAL SERVICES - 1.2%
10,500	Ashtead Group PLC (ADR)	1,272,285

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
45,100	ORIX Corp. (ADR)	3,563,351

	ELECTRIC - 0.4%
68,900	Power Assets Holdings Ltd. (ADR)	493,324

	ELECTRONICS - 2.2%
38,700	Orbotech Ltd. *	2,391,660

	ENGINEERING & CONSTRUCTION - 3.0%
137,000	Vinci SA (ADR)	3,279,780

	FOOD - 4.0%
18,000	Kerry Group PLC (ADR)	1,930,500
125,000	Marine Harvest ASA (ADR)	2,488,750
		4,419,250
	FOREST PRODUCTS & PAPER - 0.5%
10,000	Mondi PLC (ADR)	550,800

	HAND/MACHINE TOOLS - 2.9%
114,650	Techtronic Industries Co. (ADR)	3,166,633

	HEALTHCARE - PRODUCTS - 2.0%
58,000	Smith & Nephew PLC (ADR)	2,176,740

	HEALTHCARE - SERVICES - 2.8%
60,000	Fresenius Medical Care AG & Co. (ADR)	3,021,000

	HOME BUILDERS - 0.9%
58,000	Sekisui House Ltd. (ADR)	1,022,250

	INSURANCE - 5.9%
60,300	Ageas (ADR)	3,028,568
66,000	AIA Group Ltd. (ADR)	2,311,650
51,200	Muenchener Rueckversicherungs AG (ADR)	1,071,104
		6,411,322

Schedule of Investments | International Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 7.5%
34,700	SINA Corp. *	$2,938,743
64,800	Tencent Holdings Ltd. (ADR)	3,256,200
54,700	Yandex NV *	1,963,730
		8,158,673
	MACHINERY - CONSTRUCTION & MINING - 3.5%
53,500	Atlas Copco AB (ADR)	1,974,150
64,600	Komatsu Ltd. (ADR)	1,839,485
		3,813,635
	MACHINERY - DIVERSIFIED - 1.3%
135,000	CNH Industrial NV	1,421,550

	MINING - 1.5%
29,000	Rio Tinto PLC (ADR)	1,608,920

	MISCELLANEOUS MANUFACTURING - 1.5%
41,138	FUJIFILM Holdings Corp. (ADR)	1,602,736

	OIL & GAS - 4.8%
48,100	Eni SpA (ADR)	1,785,472
131,000	EQUINOR ASA (ADR)	3,459,710
		5,245,182
	OIL & GAS SERVICES - 1.4%
47,600	Technip SA *	1,510,824

	PHARMACEUTICALS - 2.0%
55,500	Ipsen SA (ADR)	2,188,920

	RETAIL - 2.7%
172,400	Arcos Dorados Holdings, Inc.	1,198,180
145,600	Kingfisher PLC (ADR)	1,148,784
13,800	Next PLC (ADR)	557,175
		2,904,139
	SEMICONDUCTORS - 1.9%
36,300	Infineon Technologies AG (ADR)	928,191
10,500	NXP Semiconductors NV *	1,147,335
		2,075,526
	SOFTWARE - 4.1%
34,200	Amadeus IT Holdings SA (ADR)	2,680,938
50,140	Open Text Corp.	1,764,427
		4,445,365
	TELECOMMUNICATIONS - 4.3%
18,600	Nice Ltd. (ADR) *	1,930,122
61,700	Nippon Telegraph & Telephone Corp. (ADR)	2,797,478
		4,727,600
	TRANSPORTATION - 2.1%
12,800	Canadian Pacific Railway Ltd.	2,342,656

	TRUCKING & LEASING - 1.8%
36,600	AerCap Holdings NV *	1,981,890

	WATER - 0.6%
112,000	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	673,120

	TOTAL COMMON STOCK (Cost $94,044,291)	105,061,895

Schedule of Investments | International Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 3.3%
3,559,070	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (A)	$3,559,070
	(Cost $3,559,070)

	TOTAL INVESTMENTS - 99.7% (Cost $97,603,361)	$108,620,965
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.3%	382,869
	NET ASSETS - 100.0%	$109,003,834
	*Non-income producing securities.
	ADR - American Depositary Receipt.
	PLC - Public Limited Co.
(A) Variable rate security; the rate shown represents the yield at June 30, 2018.

Diversification of Assets
Country	% of Net Assets
Japan	13.7%
France	10.1%
Britain	9.4%
Norway	7.7%
Hong Kong	6.6%
Germany	6.6%
Canada	6.5%
China	5.7%
Belgium	5.7%
Israel	4.0%
Ireland	3.6%
Singapore	2.9%
Spain	2.5%
Italy	2.2%
Sweden	1.8%
Russia	1.8%
United States	1.7%
Argentina	1.2%
Uruguay	1.1%
Netherlands	1.0%
Brazil	0.6%
Total	96.4%
Money Market Fund	3.3%
Other Assets Less Liabilities - Net	0.3%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 94.0%
	AEROSPACE/DEFENSE - 1.9%
9,596	General Dynamics Corp.	$1,788,790

	AUTO PARTS & EQUIPMENT - 0.8%
7,615	Aptiv PLC	697,762

	BANKS - 4.5%
27,603	East West Bancorp, Inc.	1,799,716
5,701	SVB Financial Group *	1,646,221
13,298	Western Alliance Bancorp *	752,800
		4,198,737
	BIOTECHNOLOGY - 3.1%
23,031	Celgene Corp. *	1,829,122
2,791	Sage Therapeutics, Inc. *	436,875
3,542	Vertex Pharmaceuticals, Inc. *	601,998
		2,867,995
	CHEMICALS - 5.5%
11,822	Albemarle Corp.	1,115,169
8,965	FMC Corp.	799,768
11,161	LyondellBasell Industries NV	1,226,036
4,637	Sherwin-Williams Co.	1,889,902
		5,030,875
	COMMERCIAL SERVICES - 2.1%
6,277	Grand Canyon Education, Inc. *	700,576
2,273	MarketAxess Holdings, Inc.	449,736
4,262	WEX, Inc. *	811,826
		1,962,138
	COMPUTERS - 4.0%
23,739	Varonis Systems, Inc. *	1,768,555
24,462	Western Digital Corp.	1,893,603
		3,662,158
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
26,415	Intercontinental Exchange, Inc.	1,942,823
50,725	Invesco Ltd.	1,347,256
		3,290,079
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
15,311	Emerson Electric Co.	1,058,603

	ELECTRONICS - 8.6%
5,916	Agilent Technologies, Inc. - Class A	365,845
18,298	Amphenol Corp. - Cl. A	1,594,671
11,383	Fortive Corp.	877,743
17,459	Honeywell International, Inc.	2,514,969
24,695	TE Connectivity Ltd.	2,224,032
11,762	Trimble, Inc. *	386,264
		7,963,524
	ENGINEERING & CONSTRUCTION - 0.8%
14,826	MasTec, Inc. *	752,419

	ENTERTAINMENT - 0.4%
1,290	Vail Resorts, Inc.	353,705

	FOOD - 2.9%
23,083	McCormick & Co., Inc.	2,679,705

	HAND/MACHINE TOOLS - 1.1%
7,683	Stanley Black & Decker, Inc.	1,020,379

	HEALTHCARE - PRODUCTS - 4.4%
1,167	ABIOMED, Inc. *	477,361
4,680	Edwards Lifesciences Corp. *	681,268
6,323	Henry Schein, Inc. *	459,303
2,405	Intuitive Surgical, Inc. *	1,150,744
4,647	Teleflex, Inc.	1,246,372
		4,015,048

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	HEALTHCARE - SERVICES - 0.8%
6,305	Centene Corp. *	$776,839

	HOME BUILDERS - 0.8%
26,917	PulteGroup, Inc.	773,864

	INSURANCE - 1.7%
24,487	Arthur J. Gallagher & Co.	1,598,511

	INTERNET - 3.8%
28,267	CDW Corp.	2,283,691
4,337	GrubHub, Inc. *	454,995
3,716	Palo Alto Networks, Inc. *	763,527
		3,502,213
	MACHINERY - CONSRTUCTION & MINING - 3.7%
5,772	BWX Technologies, Inc.	359,711
15,131	Caterpillar, Inc.	2,052,823
14,591	Oshkosh Corp.	1,026,039
		3,438,573
	MISCELLANEOUS MANUFACTURER - 1.4%
9,468	Illinois Tool Works, Inc.	1,311,697

	OIL & GAS - 3.7%
3,172	Concho Resources, Inc. *	438,846
32,071	ConocoPhillips	2,232,783
5,956	Diamondback Energy, Inc. *	783,631
		3,455,260
	PACKAGING & CONTAINERS - 1.0%
7,814	Packaging Corporation of America	873,527

	PHARMACEUTICALS - 6.4%
25,669	AbbVie, Inc.	2,378,233
7,694	Neurocrine Biosciences, Inc. *	755,859
6,992	Sarepta Therapeutics, Inc. *	924,203
21,888	Zoetis, Inc.	1,864,639
		5,922,934
	RETAIL - 8.4%
6,770	Burlington Stores, Inc. *	1,019,088
8,452	Costco Wholesale Corp.	1,766,299
8,333	Dollar Tree, Inc. *	708,305
38,298	Lowe's Cos, Inc.	3,660,140
9,703	Texas Roadhouse, Inc.	635,643
		7,789,475
	SEMICONDUCTORS - 10.9%
6,568	Broadcom Ltd.	1,593,659
3,411	IPG Photonics Corp. *	752,569
8,723	Lam Research Corp.	1,507,771
23,480	Maxim Integrated Products, Inc.	1,377,337
32,208	Micron Technology, Inc. *	1,688,988
5,332	MKS Instruments, Inc.	510,272
5,929	Monolithic Power Systems, Inc.	792,529
7,660	NVIDIA Corp.	1,814,654
		10,037,779
	SOFTWARE - 3.9%
10,619	Fidelity National Information Services, Inc.	1,125,933
9,313	InterXion Holding NV *	581,317
14,442	PTC, Inc. *	1,354,804
2,122	Ultimate Software Group, Inc. *	546,012
		3,608,066
	TELECOMMUNICATIONS - 0.7%
6,344	LogMeIn, Inc.	655,018

Schedule of Investments | Large/Mid Cap Growth Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	TRANSPORTATION - 1.9%
8,927	JB Hunt Transport Services, Inc.	$1,085,077
6,766	XPO Logistics, Inc. *	677,818
		1,762,895

	TOTAL COMMON STOCK (Cost $73,760,598)	86,848,568

	MONEY MARKET FUND - 6.0%
5,555,916	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (A)	5,555,916
	(Cost $5,555,916)

	TOTAL INVESTMENTS - 100.0% (Cost $79,316,514)	$92,404,484
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.0) %	(28,162)
	NET ASSETS - 100.0%	$92,376,322

*Non-income producing securities.
PLC - Public Limited Co.
(A) Variable rate security; the rate shown represents the yield at June 30, 2018.

Schedule of Investments | Small Cap Value Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 86.0%
	AEROSPACE/DEFENSE - 2.9%
20,385	Esterline Technologies Corp. *	$1,504,413
46,400	Kaman Corp.	3,233,616
		4,738,029
	APPAREL - 2.0%
38,188	Oxford Industries, Inc.	3,168,840

	AUTO PARTS & EQUIPMENT - 3.1%
70,915	Douglas Dynamics, Inc.	3,403,920
40,195	Gentherm, Inc. *	1,579,663
		4,983,583
	BANKS - 15.8%
79,654	Columbia Banking System, Inc.	3,257,849
44,825	Glacier Bancorp, Inc.	1,733,831
75,305	Great Western Bancorp, Inc.	3,162,057
115,350	Hanmi Financial Corp.	3,270,173
99,244	Heritage Commerce Corp.	1,686,156
84,434	Legacy Texas Financial Group, Inc.	3,294,615
66,900	Renasant Corp.	3,045,288
73,350	ServisFirst Bancshares, Inc.	3,060,896
35,575	South State Corp.	3,068,344
		25,579,209
	BUILDING MATERIALS - 7.5%
36,161	Apogee Enterprises, Inc.	1,741,875
109,846	Continental Building Products, Inc. *	3,465,641
13,663	Gibraltar Industries, Inc. *	512,362
124,359	Summit Materials, Inc. - Class A *	3,264,424
88,500	Universal Forest Products, Inc.	3,240,870
		12,225,172
	CHEMICALS - 2.0%
42,656	Innospec, Inc.	3,265,317

	COMMERCIAL SERVICES - 1.0%
63,435	Carriage Services, Inc.	1,557,329

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
52,864	Novanta, Inc. *	3,293,427

	ELECTRONICS - 3.1%
80,944	Methode Electronics, Inc.	3,262,043
23,700	OSI Systems, Inc. *	1,832,721
		5,094,764
	ENGINEERING & CONSTRUCTION - 2.0%
69,675	Comfort Systems USA, Inc.	3,191,115

	FOOD - 5.1%
240,025	Hostess Brands, Inc. *	3,264,340
21,268	J & J Snack Foods Corp.	3,242,732
90,975	Nomad Foods Ltd. *	1,745,810
		8,252,882
	GAS - 1.0%
49,910	South Jersey Industries, Inc.	1,670,488

	HEALTHCARE - PRODUCTS - 1.5%
32,531	CONMED Corp.	2,381,269

	HOME BUILDERS - 2.0%
57,839	Installed Building Products, Inc. *	3,270,795

	INSURANCE - 5.0%
39,275	Aspen Insurance Holdings Ltd.	1,598,493
80,877	Employers Holdings, Inc.	3,251,255
38,650	Mercury General Corp.	1,760,894
17,897	Safety Insurance Group, Inc.	1,528,404
		8,139,046

Schedule of Investments | Small Cap Value Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MACHINERY - 4.4%
20,537	Alamo Group, Inc.	$1,855,723
54,069	Albany International Corp. - Class A	3,252,250
47,900	Columbus McKinnon Corp.	2,076,944
		7,184,917
	MISCELLANEOUS MANUFACTURER - 1.1%
41,024	Lydall, Inc. *	1,790,698

	OFFICE FURNISHINGS - 3.1%
135,345	Interface, Inc.	3,106,168
90,115	Knoll, Inc.	1,875,293
		4,981,461
	OIL & GAS - 8.1%
306,895	Callon Petroleum Co. *	3,296,052
174,610	Jagged Peak Energy, Inc. *	2,273,422
20,911	Penn Virginia Corp. *	1,775,135
77,651	Resolute Energy Corp. *	2,422,711
310,697	SRC Energy, Inc. *	3,423,881
		13,191,201
	OIL & GAS SERVICES - 1.6%
163,225	ProPetro Holding Corp. *	2,559,368

	RETAIL - 4.2%
48,657	BJ's Wholesale Club Holdings, Inc. *	1,150,738
33,220	Lithia Motors, Inc.	3,141,615
73,544	Sonic Corp.	2,531,384
		6,823,738
	SAVINGS & LOANS - 2.8%
78,025	Banc of California, Inc.	1,525,389
75,873	Berkshire Hills Bancorp, Inc.	3,080,444
		4,605,833
	SEMICONDUCTORS - 1.6%
79,645	Brooks Automation, Inc.	2,598,020

	SOFTWARE - 2.0%
62,940	Omnicell, Inc. *	3,301,203

	WATER - 1.1%
22,315	Connecticut Water Service, Inc.	1,457,616

	TOTAL COMMON STOCK (Cost $121,345,808)	139,305,320

	REITs - 13.1%
83,013	Americold Realty Trust	1,827,946
78,625	Columbia Property Trust, Inc.	1,785,574
169,359	Easterly Government Properties, Inc.	3,346,534
48,080	Potlatch Corp.	2,444,868
206,710	Ramco-Gershenson Properties Trust	2,730,639
124,035	STAG Industrial, Inc.	3,377,473
235,222	Summit Hotel Properties, Inc.	3,366,027
61,208	Terreno Realty Corp.	2,305,705
	TOTAL REITs (Cost $19,826,437)	21,184,766

Schedule of Investments | Small Cap Value Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

MONEY MARKET FUND - 1.1%
1,738,334	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (A)	$1,738,334
(Cost $1,738,334)

TOTAL INVESTMENTS - 100.2% (Cost $142,910,579)		$162,228,420
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2) %	(293,114)
NET ASSETS - 100.0%		$161,935,306

* Non-income producing securities.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2018.

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 93.9%
	AEROSPACE/DEFENSE - 4.8%
44,050	Curtiss-Wright Corp.	$5,242,831
28,780	General Dynamics Corp.	5,364,880
		10,607,711
	BANKS - 7.8%
97,650	Chemical Financial Corp.	5,436,176
53,900	East West Bancorp, Inc.	3,514,280
8,736	SVB Financial Group *	2,522,607
98,815	Western Alliance Bancorp *	5,593,917
		17,066,980
	BUILDING MATERIALS - 2.5%
51,900	Eagle Materials, Inc.	5,447,943

	CHEMICALS - 3.2%
17,350	Sherwin-Williams Co.	7,071,340

	COMPUTERS - 2.4%
80,785	Amdocs Ltd.	5,347,159

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
84,870	Intercontinental Exchange, Inc.	6,242,188

	ELECTRIC - 5.3%
122,300	CMS Energy Corp.	5,782,344
55,800	DTE Energy Co.	5,782,554
		11,564,898
	ELECTRIC COMPONENTS & EQUIPMENT - 3.3%
48,530	Energizer Holdings, Inc.	3,055,449
40,500	Hubbell, Inc.	4,282,470
		7,337,919
	ELECTRONICS - 13.8%
70,740	Amphenol Corp. - Cl. A	6,164,991
96,800	Avnet, Inc.	4,151,752
126,300	FLIR Systems, Inc.	6,563,811
18,100	Honeywell International, Inc.	2,607,305
75,900	PerkinElmer, Inc.	5,558,157
57,100	TE Connectivity, Ltd.	5,142,426
		30,188,442
	ENGINEERING & CONSTRUCTION - 1.4%
121,500	nVent Electric PLC *	3,049,650

	FOOD - 6.6%
140,500	Flowers Foods, Inc.	2,926,615
49,990	JM Smucker Co.	5,372,925
52,300	McCormick & Co., Inc.	6,071,507
		14,371,047
	HEALTHCARE - PRODUCTS - 5.6%
79,800	Dentsply Sirona, Inc.	3,492,846
114,800	Patterson Companies, Inc.	2,602,516
59,550	STERIS PLC	6,253,345
		12,348,707
	INSURANCE - 5.2%
86,500	Arthur J. Gallagher & Co.	5,646,720
25,400	Everest Re Group Ltd.	5,854,192
		11,500,912
	MEDIA - 2.2%
6,682	Cable One, Inc.	4,899,844

	MISCELLANEOUS MANUFACTURING - 2.7%
34,750	Eaton Corp. PLC	2,597,215
78,500	Pentair PLC	3,303,280
		5,900,495

Schedule of Investments | Large/Mid Cap Value Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 6.9%
45,500	Diamondback Energy, Inc.	$5,986,435
50,585	EOG Resources, Inc.	6,294,292
42,100	Marathon Petroleum Corp.	2,953,736
		15,234,463
	OIL & GAS SERVICES - 1.0%
46,305	Halliburton Co.	2,086,503

	RETAIL - 3.7%
25,675	Advance Auto Parts, Inc.	3,484,098
49,900	Genuine Parts Co.	4,580,321
		8,064,419
	SEMICONDUCTORS - 6.2%
22,600	Broadcom Ltd.	5,483,664
51,200	KLA - Tencor Corp.	5,249,536
16,500	Lam Research Corp.	2,852,025
		13,585,225
	SOFTWARE - 1.6%
29,650	Broadridge Financial Solutions, Inc.	3,412,715

	TEXTILES - 1.8%
18,800	Mohawk Industries, Inc. *	4,028,276

	TRANSPORTATION - 3.1%
47,900	Union Pacific Corp.	6,786,472

	TOTAL COMMON STOCK (Cost $168,391,685)	206,143,308

	REITs - 5.9%
28,825	Public Storage	6,539,239
36,925	Simon Property Group, Inc.	6,284,266
	TOTAL REITs (Cost $13,477,918)	12,823,505

	MONEY MARKET FUND - 0.3%
729,833	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (A)	729,833
	(Cost $729,833)

	TOTAL INVESTMENTS - 100.1% (Cost $182,599,436)	$219,696,646
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(106,364)
	NET ASSETS - 100.0%	$219,590,282

* Non-income producing securities.
PLC - Public Limited Co.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2018.

Schedule of Investments | Fixed Income Fund
As of June 30, 2018 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 98.4%
	CORPORATE BONDS - 33.3%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$982,702
1,000,000	Abbvie, Inc.	3.200	5/14/2026	935,346
1,000,000	American Electric Power	3.200	11/13/2027	936,456
500,000	Analog Devices, Inc.	3.900	12/15/2025	496,130
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,026,161
1,000,000	Broadridge Financial Solutions, Inc.	3.400	6/27/2026	949,531
1,000,000	Buckeye Partners LP	3.950	12/1/2026	908,901
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	953,445
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	966,709
1,000,000	Celgene Corp.	3.875	8/15/2025	974,660
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	999,175
1,000,000	CSX Corp.	3.250	6/1/2027	941,501
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,003,847
500,000	Digital Realty Trust LP	3.700	8/15/2027	476,070
500,000	Dollar General Corp.	4.125	5/1/2028	491,228
750,000	Eaton Corp.	2.750	11/2/2022	728,912
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	958,492
500,000	Energy Transfer Partners LP	6.700	7/1/2018	500,000
750,000	Husky Energy, Inc.	3.950	4/15/2022	756,219
914,311	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	953,794
750,000	Johnson Controls, Inc.	5.000	3/30/2020	771,881
1,000,000	Kennametal, Inc.	3.875	2/15/2022	990,611
800,000	LYB International Finance BV	4.000	7/15/2023	802,653
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,437,015
1,000,000	Nutrien Ltd.	4.000	12/15/2026	971,620
1,000,000	Phillips 66	3.605	2/15/2025	954,951
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	981,363
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	694,253
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,177,910
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	990,724
	TOTAL CORPORATE BONDS (Cost $27,565,255)			26,712,260

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.1%
	GOVERNMENT NOTES & BONDS - 39.4%
6,400,000	United States Treasury Note	3.125	5/15/2021	6,489,750
12,025,000	United States Treasury Note	2.125	6/30/2022	11,767,120
6,750,000	United States Treasury Note	2.250	11/15/2024	6,532,339
3,000,000	United States Treasury Note	2.000	8/15/2025	2,842,324
1,000,000	United States Treasury Note	1.625	2/15/2026	917,598
2,500,000	United States Treasury Note	4.500	2/15/2036	3,057,715
	TOTAL GOVERNMENT NOTES & BONDS (Cost $32,672,677)			31,606,846

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 25.7%
610,889	GNMA Pool 783060	4.000	8/15/2040	629,645
288,733	GNMA Pool 783403	3.500	9/15/2041	291,155
354,074	GNMA Pool G2 4520	5.000	8/20/2039	379,377
438,747	GNMA Pool G2 4947	5.000	2/20/2041	468,397
1,173,355	GNMA Pool G2 MA3376	3.500	1/20/2046	1,181,007
2,128,276	GNMA Pool G2 MA3663	3.500	5/20/2046	2,140,844
980,308	GNMA Pool G2 MA3735	3.000	6/20/2046	962,645
779,835	GNMA Pool G2 MA3736	3.500	6/20/2046	784,200
1,259,084	GNMA Pool G2 MA4004	3.500	10/20/2046	1,265,551

Schedule of Investments | Fixed Income Fund
As of June 30, 2018 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 25.7% (Cont.)
$852,815	GNMA Pool G2 MA4509	3.000	6/20/2047	$835,957
1,155,068	GNMA Pool G2 MA4652	3.500	8/20/2047	1,160,922
1,574,686	GNMA Pool G2 MA4719	3.500	9/20/2047	1,582,666
1,586,286	GNMA Pool G2 MA4778	3.500	10/20/2047	1,594,324
1,442,965	GNMA Pool G2 MA4901	4.000	12/20/2047	1,480,920
1,333,596	GNMA Pool G2 MA4963	4.000	1/20/2048	1,368,674
1,106,717	GNMA Pool G2 MA4964	4.500	1/20/2048	1,151,601
1,755,217	GNMA Pool G2 MA5021	4.500	2/20/2048	1,825,852
1,487,011	GNMA Pool G2 MA5138	4.500	4/20/2048	1,547,620
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $21,228,983)			20,651,357

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $53,901,660)			52,258,203

	TOTAL BONDS AND NOTES (Cost $81,466,915)			78,970,463

Shares
	MONEY MARKET FUND - 1.0%
817,633	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (A)			817,633
	(Cost $817,633)

	TOTAL INVESTMENTS - 99.4% (Cost $82,284,548)			$79,788,096
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.6%			481,314
	NET ASSETS - 100.0%			$80,269,410

GNMA - Government National Mortgage Association.
LLC - Limited Liability Company.
LP - Limited Partnership.
(A) Variable rate security; the rate shown represents the yield at June 30, 2018.

Schedule of Investments | High Yield Bond Fund
As of June 30, 2018 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 96.1%
$500,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$452,500
1,000,000	Alliance Resource Finance Corp. (A)	7.500	5/1/2025	1,068,750
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	501,875
500,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	498,750
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	937,500
950,000	B&G Foods, Inc.	5.250	4/1/2025	897,750
750,000	BBA US Holdings, Inc. (A)	5.375	5/1/2026	754,695
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	995,000
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	525,500
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	507,500
250,000	Calpine Corp.	5.750	1/15/2025	229,219
500,000	Cascades, Inc. (A)	5.500	7/15/2022	498,125
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	507,500
500,000	Centene Corp.	4.750	1/15/2025	498,750
600,000	Community Health Systems, Inc.	6.250	3/31/2023	552,750
750,000	Covanta Holding Corp.	5.875	3/1/2024	740,625
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	250,625
1,000,000	CyrusOne Finance Corp.	5.000	3/15/2024	1,002,500
1,000,000	Dana, Inc.	5.500	12/15/2024	992,500
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	707,812
500,000	DCP Midstream, LLC (A) (B)	5.850	5/21/2043	460,000
1,000,000	Delphi Jersey Holdings PLC (A)	5.000	10/1/2025	956,250
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	483,750
1,000,000	Energy Transfer Equity LP	5.875	1/15/2024	1,027,500
1,000,000	Equinix, Inc.	5.375	5/15/2027	1,000,000
500,000	Ferrellgas LP	6.750	1/15/2022	455,000
750,000	FMG Resources (A)	5.125	5/15/2024	716,250
500,000	FTI Consulting, Inc.	6.000	11/15/2022	514,375
750,000	Gartner, Inc. (A)	5.125	4/1/2025	748,125
500,000	Genesis Energy LP	6.750	8/1/2022	507,500
500,000	Geo Group, Inc.	5.125	4/1/2023	492,500
500,000	Gibraltar Industries, Inc.	6.250	2/1/2021	505,000
500,000	Global Partners LP/ Global Finance Corp.	6.250	7/15/2022	487,500
1,000,000	Goodyear Tire & Rubber Co.	4.875	3/15/2027	916,260
500,000	IHS Markit Ltd. (A)	4.750	2/15/2025	496,250
600,000	Ingevity Corp. (A)	4.500	2/1/2026	567,000
100,000	Itron, Inc. (A)	5.000	1/15/2026	95,220
250,000	Jagged Peak Energy LLC (A)	5.875	5/1/2026	245,625
500,000	Kaiser Aluminum Corp.	5.875	5/15/2024	511,250
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	1,002,500
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	923,500
1,000,000	MPT Operating Partnership LP	5.250	8/1/2026	985,000
500,000	MSCI, Inc. (A)	5.375	5/15/2027	501,250
500,000	New Gold, Inc. (A)	6.375	5/15/2025	493,750
500,000	NGL Energy Partners LP	6.875	10/15/2021	508,125
500,000	NGL Energy Partners LP	6.125	3/1/2025	475,000
1,000,000	Nova Chemicals Corp. (A)	5.250	6/1/2027	934,375
250,000	NRG Energy, Inc.	7.250	5/15/2026	267,500
1,000,000	NuStar Logistics LP	5.625	4/28/2027	971,250
850,000	Olin Corp.	5.125	9/15/2027	828,750
250,000	Parker Drilling Co.	6.750	7/15/2022	183,750
500,000	Parsley Finance Corp. (A)	5.250	8/15/2025	493,750
1,000,000	PBF Finance Corp.	7.250	6/15/2025	1,053,750
500,000	QTS LP (A)	4.750	11/15/2025	470,475
1,000,000	Reynolds Group Issuer, Inc. (A)	5.125	7/15/2023	988,750
500,000	Rose Rock Midstream LP	5.625	7/15/2022	487,500
500,000	RSP Permian, Inc.	5.250	1/15/2025	537,350
750,000	Scotts Miracle-Gro Co.	5.250	12/15/2026	720,000
1,000,000	Sealed Air Corp. (A)	5.250	4/1/2023	1,025,000
500,000	SemGroup LP	6.375	3/15/2025	477,500
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	930,000
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	506,250
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	940,000
1,000,000	Summit Midstream Holdings LLC	5.750	4/15/2025	955,000
1,000,000	Tallgrass Energy Finance Corp. (A)	5.500	1/15/2028	985,000

Schedule of Investments | High Yield Bond Fund
As of June 30, 2018 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 96.1% (Cont.)
$500,000	Targa Resources Partners LP	4.250	11/15/2023	$481,250
500,000	Targa Resources Partners LP	5.375	2/1/2027	486,250
500,000	Teleflex, Inc.	4.875	6/1/2026	492,500
500,000	Tempur Sealy International, Inc.	5.625	10/15/2023	503,125
750,000	Tenet Healthcare Corp.	4.375	10/1/2021	741,563
750,000	Toll Brothers Finance Corp.	4.875	11/15/2025	723,750
500,000	TreeHouse Foods, Inc. (A)	6.000	2/15/2024	510,625
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	748,125
1,000,000	TTM Technologies, Inc. (A)	5.625	10/1/2025	977,500
750,000	United Rentals North America, Inc.	4.875	1/15/2028	696,338
500,000	Valvoline, Inc.	5.500	7/15/2024	506,250
500,000	Valvoline, Inc.	4.375	8/15/2025	465,625
1,000,000	VeriSign, Inc.	4.625	5/1/2023	1,011,250
325,000	Weekley Finance Corp.	6.000	2/1/2023	318,094
500,000	Weekley Finance Corp. (A)	6.625	8/15/2025	476,250
250,000	Whiting Petroleum Corp. (A)	6.625	1/15/2026	257,812
500,000	WPX Energy, Inc.	5.250	9/15/2024	494,375
250,000	WPX Energy, Inc.	5.750	6/1/2026	250,235
	TOTAL BONDS (Cost $54,526,886)			53,091,573

Shares
	MONEY MARKET FUND - 3.2%
1,761,147	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (B)
	(Cost $1,761,147)			1,761,147

	TOTAL INVESTMENTS - 99.3% (Cost $56,288,033)			$54,852,720
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.7%			364,324
	NET ASSETS - 100.0%			$55,217,044

LLC - Limited Liability Company.
LP - Limited Partnership.
PLC - Public Limited Co.
(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 38.9% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at June 30, 2018.

Schedule of Investments | Israel Common Values Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.3%
	AEROSPACE/DEFENSE - 3.2%
13,101	Elbit Systems Ltd.	$1,555,613

	APPAREL - 1.1%
19,500	Delta-Galil Industries Ltd.	563,604

	BANKS - 14.8%
44,500	Bank Hapoalim BM (ADR)	1,479,625
363,000	Bank Leumi Le-Israel BM	2,141,973
50,300	First International Bank Of Israel Ltd.	1,049,133
472,000	Israel Discount Bank Ltd.	1,375,815
69,000	Mizrahi Tefahot Bank Ltd. *	1,266,129
		7,312,675
	CHEMICALS - 1.1%
116,000	Israel Chemicals Ltd.	533,600

	COMPUTERS - 4.4%
10,500	Check Point Software Technologies Ltd. *	1,025,640
35,266	Kornit Digital Ltd. *	627,735
49,210	Matrix IT Ltd.	523,618
		2,176,993
	ELECTRIC - 1.8%
16,700	Ormat Technologies, Inc.	888,292

	ELECTRONICS - 4.7%
27,896	Ituran Location and Control Ltd.	846,644
23,400	Orbotech Ltd. *	1,446,120
		2,292,764
	ENERGY-ALTERNATE SOURCES - 0.0%
6,360	Energix-Renewable Energies Ltd. *	6,635

	ENGINEERING & CONSTRUCTION - 0.3%
86,211	Shikun & Binui Ltd. *	151,977

	FOOD - 10.6%
24,100	Frutarom Industries Ltd.	2,360,260
19,700	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	954,714
160,000	Shufersal Ltd.	979,962
47,500	Strauss Group Ltd.	955,048
		5,249,984
	HEALTHCARE - PRODUCTS - 1.6%
14,500	Mazor Robotics Ltd. (ADR) *	804,895

	HOLDING COMPANIES - DIVERSIFIED - 2.6%
33,000	Elco Ltd.	618,522
174,400	Inrom Construction Industries Ltd.	651,281
		1,269,803
	HOME BUILDERS - 1.6%
1,800	Bayside Land Corp.	775,457

	INSURANCE - 6.4%
54,600	Clal Insurance Enterprises Holdings Ltd. *	761,153
147,000	Harel Insurance Investments & Financial Services Ltd.	1,100,728
930,000	Migdal Insurance & Financial Holding Ltd. *	802,322
91,000	Phoenix Holdings Ltd. *	474,819
		3,139,022
	LEISURE TIME - 0.5%
46,000	Maytronics Ltd.	247,810

Schedule of Investments | Israel Common Values Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 8.1%
245,541	Delek Drilling LP	$614,432
2,500	Israel Corp. Ltd.	531,682
29,700	Noble Energy, Inc.	1,047,816
1,595,000	Oil Refineries Ltd.	669,712
5,300	Paz Oil Co. Ltd.	694,833
737,500	Ratio Oil Exploration 1992 LP *	458,350
		4,016,825
	REAL ESTATE - 7.4%
80,000	Alony Hetz Properties & Investments Ltd.	734,316
151,000	Amot Investments Ltd.	754,887
11,000	Azrieli Group Ltd.	545,109
40,000	Gazit-Globe Ltd.	368,251
332,522	Jerusalem Economy Ltd. *	797,751
11,366	Melisron Ltd.	470,387
		3,670,701
	RETAIL - 2.6%
84,909	Delek Automotive Systems Ltd.	464,610
34,300	Tadiran Holdings Ltd.	834,320
		1,298,930
	SEMICONDUCTORS - 6.0%
13,500	Mellanox Technologies Ltd. *	1,138,050
36,800	Nova Measuring Instruments Ltd. *	1,002,800
1	Tower Semiconductor Ltd. *	14
37,900	Tower Semiconductor Ltd. *	834,179
		2,975,043
	SOFTWARE - 6.7%
19,000	CyberArk Software Ltd. *	1,196,240
79,783	Magic Software Enterprises Ltd.	658,210
27,455	Pointer Telocation Ltd. *	329,460
27,500	Radware Ltd. *	695,200
41,600	Sapiens International Corp. NV	406,432
		3,285,542
	TELECOMMUNICATIONS - 8.2%
86,000	AudioCodes Ltd. *	668,220
69,800	Cellcom Israel Ltd. *	397,860
22,600	Nice Ltd. (ADR) *	2,345,202
73,600	Partner Communications Co. Ltd. *	275,858
9,117	Silicom Ltd. *	350,640
		4,037,780
	TEXTILES - 1.3%
30,300	Fox Wizel Ltd.	624,947

	TRANSPORTATION - 1.3%
1,575,013	Novolog Ltd.	619,154

	TOTAL COMMON STOCK (Cost $38,094,443)	47,498,046

Schedule of Investments | Israel Common Values Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

MONEY MARKET FUND - 3.8%
1,870,029	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (A)	$1,870,029
(Cost $1,870,029)

TOTAL INVESTMENTS - 100.1% (Cost $39,964,472)		$49,368,075
OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %		(31,806)
NET ASSETS - 100.0%		$49,336,269

* Non-income producing securities.
ADR - American Depositary Receipt.
LP - Limited Partnership.
(A) Variable rate security; the rate shown represents the yield at June 30, 2018.

Diversification of Assets
Country		% of Net Assets
Israel		92.4%
United States		3.9%
Total		96.3%
Money Market Fund		3.8%
Other Assets Less Liabilities - Net		(0.1)%
Grand Total		100.0%

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 24.7%
	AGRICULTURE - 0.6%
1,709	Andersons, Inc. *	$13,587
3,336	Bunge Ltd.	232,553
1,502	Nutrien Ltd.	81,679
		327,819
	CHEMICALS - 2.3%
8,718	CF Industries Holdings, Inc.	387,079
2,969	FMC Corp.	264,864
1,952	K+S AG	48,202
11,619	Mosaic Co.	325,913
3,811	Sociedad Quimica Y Minera de Chile, SA (ADR)	183,119
		1,209,177
	COAL - 0.0% **
1,167	SunCoke Energy, Inc. *	15,638

	ENVIRONMENTAL CONTROL - 0.1%
1,300	Kurita Water Industries Ltd.	37,088

	FOOD - 1.0%
5,133	BRF SA (ADR)	24,022
680	Cal-Maine Foods, Inc. *	31,178
3,205	Darling Ingredients, Inc.	63,715
269	Fresh Del Monte Produce, Inc.	11,984
1,040	Ingredion, Inc.	115,128
1,900	Megmilk Snow Brand Co. Ltd.	50,688
12,300	Nippon Suisan Kaisha Ltd.	60,631
4,054	Pilgrim's Pride Corp. *	81,607
890	Sanderson Farms, Inc.	93,585
		532,538
	FOREST PRODUCTS & PAPER - 0.0% **
900	Sumitomo Forestry Co. Ltd.	-

	HEALTHCARE - SERVICES - 1.2%
71,900	Brookdale Senior Living, Inc. *	653,571

	IRON/STEEL - 1.6%
1,178	Allegheny Technologies, Inc.	29,591
1,052	ArcelorMittal (ADR)	30,277
300	Daido Steel Co. Ltd.	13,867
32,999	Gerdau SA (ADR)	116,816
4,300	Hitachi Metals Ltd.	44,644
4,100	JFE Holdings Inc	77,584
5,600	Kobe Steel Ltd.	51,265
2,000	Nippon Steel & Sumitomo Metal Corp.	39,281
762	POSCO (ADR)	56,480
588	Salzgitter AG	25,642
3,654	Severstal PAO (GDR)	53,458
841	Ternium SA	29,284
7,000	Tokyo Steel Manufacturing Co. Ltd.	62,186
1,503	United States Steel Corp.	52,229
15,495	Vale SA (ADR)	198,646
		881,250
	MACHINERY - DIVERSIFIED - 1.0%
1,442	AGCO Corp.	87,558
4,046	CNH Industrial NV	42,604
2,144	Deere & Co.	299,731
6,100	Kubota Corp.	95,990
		525,883
	METAL FABRICATE/HARDWARE - 0.1%
500	Maruichi Steel Tube Ltd. *	16,950
942	Tenaris SA (ADR)	34,279
		51,229
	MINING - 5.9%
3,452	Agnico Eagle Mines Ltd.	158,205
2,967	Alamos Gold, Inc.	16,882

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 5.9% (Continued)
3,064	Anglo American PLC	$68,559
5,945	AngloGold Ashanti Ltd. (ADR)	48,808
1,391	Antofagasta PLC	18,181
2,974	BHP Billiton Ltd. (ADR)	148,730
234	BHP Billiton PLC (ADR)	10,518
2,352	Cameco Corp.	26,460
3,247	Cia De Minas Buenaventura (ADR)	44,257
817	Compass Minerals International, Inc.	53,718
3,000	Detour Gold Corp. *	26,957
145	Eramet	19,080
298	First Quantum Minerals Ltd.	4,388
1,932	Franco-Nevada Corp.	141,075
14,950	Freeport-McMoRan, Inc.	258,037
24,174	Glencore PLC	115,535
25,830	Gold Fields Ltd. (ADR)	92,213
2,494	Goldcorp, Inc.	34,193
21,521	Hecla Mining Co.	74,893
9,900	Hudbay Minerals, Inc.	55,165
15,889	IAMGOLD Corp. *	92,315
1,412	KAZ Minerals PLC *	15,715
36,641	Kinross Gold Corp. *	137,770
16,700	Lundin Mining Corp.	92,802
3,400	Mitsubishi Materials Corp.	93,468
1,594	MMC Norilsk Nickel PJSC (ADR)	28,612
4,437	Newmont Mining Corp.	167,319
6,360	Pan American Silver Corp.	113,844
1,552	Randgold Resources Ltd. (ADR)	119,644
5,622	Rio Tinto PLC (ADR)	311,909
117	Royal Gold, Inc.	10,862
1,948	Southern Copper Corp.	91,303
900	Sumitomo Metal Mining Co. Ltd.	34,435
14,900	Tahoe Resources, Inc.	73,285
7,443	Teck Resources Ltd.	189,491
15,894	Turquoise Hill Resources Ltd. *	45,139
1,249	Vedanta Ltd.	16,986
4,563	Wheaton Precious Metals Corp.	100,660
		3,151,413
	MISCELLANEOUS MANUFACTURER - 0.0% **
71,900	Harsco Corp. *	23,050

	OIL & GAS - 8.7%
268	Anadarko Petroleum Corp.	19,631
4,506	Antero Resources Corp. *	96,203
2,136	Apache Corp.	99,858
9,800	ARC Resources Ltd	101,170
2,514	Cabot Oil & Gas Corp.	59,833
4,417	Callon Petroleum Co. *	47,439
5,407	Canadian Natural Resources Ltd.	195,031
1,437	Carrizo Oil & Gas, Inc. *	40,020
13,966	Cenovus Energy, Inc.	144,921
1,323	Centennial Resource Development, Inc. *	23,893
901	Chesapeake Energy Corp. *	4,721
370	Cimarex Energy Co.	37,644
748	Concho Resources, Inc. *	103,486
876	ConocoPhillips	60,987
994	Continental Resources, Inc. *	64,371
20,700	Crescent Point Energy Corp.	152,010
3,890	Devon Energy Corp.	171,004
272	Diamondback Energy, Inc.	35,787
1,026	Ecopetrol SA (ADR)	21,084
1,870	Encana Corp.	24,404
1,997	Energen Corp.	145,422
9,700	Enerplus Corp.	122,259
1,233	Ensco PLC - Cl. A	8,952

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 8.7% (Continued)
1,962	EOG Resources, Inc.	$244,132
127	EQT Corp.	7,008
1,865	Equinor ASA (ADR)	49,255
587	Helmerich & Payne, Inc.	37,427
628	Hess Corp.	42,007
3,600	Husky Energy, Inc. *	56,075
15,200	Inpex Corp.	157,743
3,940	Lukoil PJSC (ADR)	269,417
894	Marathon Oil Corp.	18,649
2,350	Matador Resources Co. *	70,618
4,881	Murphy Oil Corp.	164,831
4,377	Nabors Industries Ltd.	28,057
393	Newfield Exploration Co. *	11,888
2,548	Noble Energy, Inc.	89,893
392	Novatek OJSC (GDR)	58,134
361	Oasis Petroleum, Inc. *	4,682
435	Occidental Petroleum Corp.	36,401
800	Parex Resources, Inc. *	15,094
1,293	Parsley Energy, Inc. *	39,152
861	Patterson-UTI Energy, Inc.	15,498
1,939	PDC Energy, Inc. *	117,213
3,018	Petroleo Brasileiro SA (ADR) *	30,271
12,300	Peyto Exploration & Development Corp.	94,626
530	Pioneer Natural Resources Co.	100,297
3,059	PrairieSky Royalty Ltd.	60,345
2,659	QEP Resources, Inc.	32,599
3,069	Range Resources Corp.	51,344
14,357	Rosneft Oil Company (GDR)	89,301
4,859	Rowan Cos PLC *	78,813
2,417	RSP Permian, Inc. *	106,396
1,463	Sasol Ltd. (ADR)	53,458
9,000	Seven Generations Energy Ltd. *	99,137
1,829	Southwestern Energy Co. *	9,694
5,600	Suncor Energy, Inc.	227,755
4,900	Tourmaline Oil Corp. *	87,499
2,400	Vermillion Energy, Inc.	86,498
14,500	Whitecap Resources, Inc.	98,214
1,925	WPX Energy, Inc. *	34,708
504	YPF SA (ADR)	6,844
		4,661,103
	OIL & GAS SERVICES - 1.5%
1,569	Baker Hughes, Inc.	51,824
682	Core Laboratories NV	86,075
1,006	Dril-Quip, Inc.	51,708
2,336	Halliburton Co.	105,260
3,420	McDermott International, Inc.	67,203
409	National Oilwell Varco, Inc.	17,751
3,327	Oceaneering International, Inc.	84,705
1,315	Oil States International, Inc.	42,212
2,616	Schlumberger Ltd.	175,351
733	TechnipFMC PLC (France)	23,407
3,683	TechnipFMC PLC	116,898
		822,394
	WATER - 0.7%
459	American States Water Co.	26,236
1,356	American Water Works Co., Inc.	115,775
818	Aqua America, Inc.	28,777
437	California Water Service Group	17,021
8,680	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	52,167
1,505	United Utilities Group PLC	15,165
5,651	Veolia Environnement SA	120,938
		376,079

	TOTAL COMMON STOCK (Cost $13,388,739)	13,268,232

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 22.3%
2,800	Alexandria Real Estate Equities, Inc.			$353,276
7,500	Apartment Investment & Management Co. - Class A			317,250
2,950	AvalonBay Communities, Inc.			507,075
1,900	Boston Properties, Inc.			238,298
9,400	Brandywine Realty Trust			158,672
5,200	Brixmor Property Group, Inc.			90,636
8,500	Columbia Property Trust, Inc.			193,035
2,600	Crown Castle International Corp.			280,332
11,100	CubeSmart			357,642
3,700	DCT Industrial Trust, Inc.			246,901
13,100	Duke Realty Corp.			380,293
2,800	EPR Properties			181,412
1,300	Equinix, Inc.			558,857
3,000	Equity Lifestyle Properties, Inc.			275,700
7,700	Equity Residential			490,413
1,354	Essex Property Trust, Inc.			323,701
2,300	Federal Realty Investment Trust			291,065
17,000	HCP, Inc.			438,940
9,000	Hospitality Properties Trust			257,490
4,200	Hudson Pacific Properties, Inc.			148,806
7,000	Invitation Homes, Inc.			161,420
3,700	Kilroy Realty Corp.			279,868
1,308	Mid-America Apartment Communities, Inc.			131,676
1,700	National Health Investors, Inc.			125,256
4,700	National Retail Properties, Inc.			206,612
2,400	PS Business Parks, Inc.			308,400
935	PotlatchDeltic Corp.			47,545
9,994	Prologis, Inc.			656,506
2,200	Public Storage			499,092
12,852	RLJ Lodging Trust			283,387
2,233	Rayonier, Inc.			86,395
3,600	Regency Centers Corp.			223,488
2,550	SL Green Realty Corp.			256,351
4,700	Sabra Health Care REIT, Inc.			102,131
4,529	Simon Property Group, Inc.			770,791
15,800	Spirit Realty Capital, Inc.			126,874
1,580	Spirit MTA REIT			16,274
9,500	Store Capital Corp.			260,300
11,400	UDR, Inc.			427,956
4,900	Vornado Realty Trust			362,208
7,000	Weingarten Realty Investors			215,670
3,800	Welltower, Inc.			238,222
1,726	Weyerhaeuser Co.			62,930
	TOTAL REITS (Cost $10,748,929)			11,939,146

Par Value		Coupon Rate %	Maturity
	BONDS & NOTES - 32.2%
	COPORATE BONDS - 2.4%
$400,000	Energy Transfer Partners LP	6.700	7/1/2018	400,000
400,000	LYB International Finance BV	4.000	7/15/2023	401,326
500,000	Welltower, Inc.	3.750	3/15/2023	494,937
	TOTAL CORPORATE BONDS (Cost $1,293,041)			1,296,263

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 29.8%
2,350,000	TIPS	0.125	4/15/2019	2,498,276
2,570,000	TIPS	0.125	4/15/2022	2,593,705
1,320,000	TIPS	0.625	1/15/2024	1,415,914
985,000	TIPS	2.375	1/15/2025	1,452,103
1,245,000	TIPS	2.000	1/15/2026	1,722,670
1,050,000	TIPS	2.375	1/15/2027	1,484,269
950,000	TIPS	1.750	1/15/2028	1,242,074
975,000	TIPS	2.500	1/15/2029	1,338,203
1,535,000	TIPS	2.125	2/15/2041	2,226,456
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $16,126,112)			15,973,670

	TOTAL BONDS AND NOTES (Cost $17,419,153)			17,269,933

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2018 (Unaudited) (Continued)

		Fair Value

Ounces
	ALTERNATIVE INVESTMENTS - 17.5%
6,743	Gold Bars *	$8,450,295
57,827	Silver Bars *	931,098
	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)	9,381,393

Shares	MONEY MARKET FUND - 5.1%
2,708,946	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (A)	2,708,946
	(Cost $2,708,946)

	TOTAL INVESTMENTS - 101.8% (Cost $53,166,022)	$54,567,650
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.8) %	(952,613)
	NET ASSETS - 100.0%	$53,615,037

* Non-income producing securities/investments.
** Less than 0.05%.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2018.

Schedule of Investments | Strategic Growth Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 97.2% (A)
244,429	Timothy Plan Aggressive Growth Fund *	$2,126,532
406,186	Timothy Plan Defensive Strategies Fund	4,699,567
310,755	Timothy Plan Emerging Markets Fund	2,737,749
198,417	Timothy Plan Fixed Income Fund	1,954,412
339,280	Timothy Plan Growth & Income Fund	3,691,369
282,629	Timothy Plan High Yield Bond Fund	2,529,527
779,301	Timothy Plan International Fund	7,582,601
133,555	Timothy Plan Israel Common Values Fund	1,931,208
439,718	Timothy Plan Large/Mid Cap Growth Fund	3,882,713
220,089	Timothy Plan Large/Mid Cap Value Fund	4,274,131
112,974	Timothy Plan Small Cap Value Fund	2,311,458
	TOTAL MUTUAL FUNDS (Cost $35,287,435)	37,721,267

	MONEY MARKET FUND - 2.9%
1,136,787	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (B)	1,136,787
	(Cost $1,136,787)

	TOTAL INVESTMENTS - 100.1% (Cost $36,424,222)	$38,858,054
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(41,576)
	NET ASSETS - 100.0%	$38,816,478

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2018.

Schedule of Investments | Conservative Growth Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 95.2% (A)
238,019	Timothy Plan Aggressive Growth Fund *	$2,070,768
498,421	Timothy Plan Defensive Strategies Fund	5,766,729
267,452	Timothy Plan Emerging Markets Fund	2,356,252
1,301,411	Timothy Plan Fixed Income Fund	12,818,895
454,192	Timothy Plan Growth & Income Fund	4,941,610
378,331	Timothy Plan High Yield Bond Fund	3,386,060
561,806	Timothy Plan International Fund	5,466,373
125,158	Timothy Plan Israel Common Values Fund	1,809,790
441,539	Timothy Plan Large/Mid Cap Growth Fund	3,898,788
227,681	Timothy Plan Large/Mid Cap Value Fund	4,421,565
126,047	Timothy Plan Small Cap Value Fund	2,578,914
	TOTAL MUTUAL FUNDS (Cost $47,380,939)	49,515,744

	MONEY MARKET FUND - 4.9%
2,565,434	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (B)	2,565,434
	(Cost $2,565,434)

	TOTAL INVESTMENTS - 100.1% (Cost $49,946,373)	$52,081,178
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(24,484)
	NET ASSETS - 100.0%	$52,056,694
* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2018.

Schedule of Investments | Emerging Markets Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 67.7%
	AEROSPACE/DEFENSE - 3.3%
28,293	Embraer SA (ADR)	$704,496

	AGRICULTURE - 0.7%
18,487	Adecoagro SA *	146,972

	APPAREL - 1.5%
111,500	Yue Yuen Industrial Holdings Ltd.	314,797

	AUTO MANUFACTURERS - 2.1%
16,724	Kia Motors Corp.	462,930

	AUTO PARTS & EQUIPMENT - 2.7%
2,268	China Yuchai International Ltd.	49,216
2,852	Hyundai Mobis Co. Ltd.	542,507
		591,723
	BANKS - 11.8%
146,301	AkBank TAS *	240,152
58,400	Bangkok Bank PCL (NVDR)	344,618
18,455	Barclays Africa Group Ltd.	215,421
284,515	Gentera SAB de CV	253,311
21,200	Hapvida Participacoes E Investimentos SA *	162,827
94,973	Sberbank of Russia	329,677
111,100	Siam Commercial Bank Public Company Limited	397,385
11,134	TBC Bank Group PLC	256,656
67,379	Turkiye Garanti Bankasi AS	123,251
213,889	Turkiye Vakiflar Bankasi Tao *	229,240
		2,552,538
	BUILDING MATERIALS - 4.6%
147,702	Cemex SAB de CV (ADR) *	968,925
85,571	Urbi Desarrollos Urbanos SAB de CV *	20,679
		989,604
	COMMERCIAL SERVICES - 6.1%
51,200	Cielo SA	220,242
50,700	Estacio Participacoes SA	321,141
100,184	ITE Group PLC	105,814
88,700	Kroton Educacional SA	215,560
73,700	Mills Estruturas e Servicos de Engenharia SA *	38,312
4,675	S-1 Corp. *	406,048
		1,307,117
	COMPUTERS - 4.0%
54,000	Asustek Computer, Inc.	493,268
85,893	DataTec Ltd.	132,979
11,380	Infosys Ltd. (ADR)	221,113
		847,360
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
88,959	Banco del Bajio SA (A)	189,000

	ELECTRIC - 3.3%
89,500	AES Tiete Energia SA	225,646
7,900	Cia Paranaense de Energia *	39,445
25,801	Reliance Infrastructure Ltd. (GDR)	448,937
		714,028
	FOOD - 3.6%
4,185	Binggrae Co. Ltd. *	225,678
502,000	First Pacific Co. Ltd.	242,507
147,500	Marfrig Global Foods SA *	312,068
		780,253
	HOLDING COMPANIES - 1.4%
988,400	Jasmine Broadband Internet Infrastructure Fund	296,848

Schedule of Investments | Emerging Markets Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 1.5%
30,867	Korean Reinsurance Company *	$328,196

	IRON/STEEL - 1.5%
1,074	POSCO	317,044

	MULTI-NATIONAL - 2.0%
17,612	Banco Latinoamericano de Comercio Exterior SA	433,431

	OIL & GAS - 6.1%
5,609	Lukoil PJSC (ADR)	386,628
44,500	Petrobras Distribuidora SA *	209,349
8,501	Petroleo Brasileiro SA (ADR) *	75,149
112,680	Vivo Energy PLC (A) *	220,293
32,117	YPF SA (ADR)	436,149
		1,327,568
	RETAIL - 3.7%
872,000	Bosideng International Holdings Ltd.	120,039
139,000	Lifestyle International Holdings Ltd.	294,815
95,000	Luk Fook Holdings International Ltd.	392,935
		807,789
	SEMICONDUCTORS - 1.3%
6,739	Samsung Electronics Co., Ltd.	282,076

	SOFTWARE - 1.0%
268,000	Chinasoft International Ltd. *	209,059

	TELECOMMUNICATIONS - 4.4%
21,607	Empresa Nacional de Telecomunicaciones SA *	199,132
47,015	Mobile TeleSystems PJSC *	208,522
3,074,175	XL Axiata TBK PT *	540,609
		948,263
	TEXTILES - 0.2%
110,500	Weiqiao Textile Co.	50,423

	TOTAL COMMON STOCK (Cost $16,081,063)	14,601,515

	PREFERRED STOCK - 10.7%
40,500	Cia Brasileira de Distribuicao	815,179
61,481	Cia Paranaense de Energia *	347,403
734,638	Grupo Aval Acciones y Valores SA	306,413
92,400	Petroleo Brasileiro SA *	412,358
836,971	Surgutneftegas OJSC *	421,476
	TOTAL PREFERRED STOCK (Cost $2,327,031)	2,302,829

	REITs - 9.3%
1,102,377	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	488,480
443,043	Fibra Uno Administracion SA de CV	652,537
286,350	Macquarie Mexico Real Estate Management SA de CV (A)	286,995
420,201	PLA Administradora Industrial S de RL de CV	579,344
	TOTAL REITs (Cost $2,553,956)	2,007,356

	RIGHTS - 0.2%
175,322	ITE Group PLC - NIL Paid Rights
	TOTAL RIGHTS (Cost $85,215)	55,321

	MONEY MARKET FUND - 11.9%
2,558,530	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (B)
	(Cost $2,558,530)	2,558,530

	TOTAL INVESTMENTS - 99.8% (Cost $23,605,795)	$21,525,551
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%	50,430
	NET ASSETS - 100.0%	$21,575,981

Schedule of Investments | Emerging Markets Fund
As of June 30, 2018 (Unaudited) (Continued)

* Non-income producing securities.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non-Voting Depositary Receipt.
PLC - Public Limited Co.
REITs - Real Estate Investment Trust.
(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 3.2% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at June 30, 2018.

Diversification of Assets
Country	% of Net Assets
Brazil	19.0%
Mexico	13.7%
South Korea	11.9%
Hong Kong	6.3%
Russia	6.3%
Turkey	5.0%
Thailand	4.8%
India	3.1%
Argentina	2.7%
Indonesia	2.5%
Taiwan	2.3%
Panama	2.0%
Britain	1.8%
South Africa	1.6%
Colombia	1.4%
Georgia	1.2%
China	1.2%
Chile	0.9%
Singapore	0.2%
Total	87.9%
Money Market Fund	11.9%
Other Assets in Excess of Liabilities - Net	0.2%
Grand Total	100.0%

Schedule of Investments | Growth & Income Fund
As of June 30, 2018 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 44.6%
	AIRLINES - 0.5%
3,475	SkyWest, Inc.	$180,353

	APPAREL - 0.8%
2,410	Deckers Outdoor Corp. *	272,065

	AUTO PARTS & EQUIPMENT - 3.6%
4,160	Allison Transmission Holdings, Inc.	168,438
10,880	American Axle & Manufacturing Holdings, Inc. *	169,293
3,230	BorgWarner, Inc.	139,407
6,635	Dana, Inc.	133,961
920	Lear Corp.	170,945
8,135	Meritor, Inc. *	167,337
3,345	Tenneco, Inc.	147,046
1,135	Visteon Corp. *	146,687
		1,243,114
	BANKS - 0.5%
23,315	First BanCorp. *	178,360

	BIOTECHNOLOGY - 0.4%
6,175	Exelixis, Inc. *	132,886

	BUILDING MATERIALS - 2.1%
4,410	Boise Cascade Co.	197,127
9,395	Builders FirstSource, Inc. *	171,835
6,045	Louisiana-Pacific Corp.	164,545
4,500	Norbord, Inc.	185,040
		718,547
	CHEMICALS - 0.9%
5,415	Huntsman Corp.	158,118
3,405	Kraton Corp. *	157,107
		315,225
	COMMERCIAL SERVICES - 2.1%
2,770	ASGN, Inc. *	216,586
2,960	FTI Consulting, Inc. *	179,021
1,070	United Rentals, Inc. *	157,953
8,560	Western Union Co.	174,025
		727,585
	COMPUTERS - 2.3%
1,745	DXC Technology Co.	140,664
872	Perspecta, Inc.	17,920
4,250	Seagate Technology PLC	239,997
6,910	Syntel, Inc. *	221,742
2,060	Western Digital Corp.	159,465
		779,788
	DISTRIBUTION/WHOLESALE - 0.5%
4,990	Triton International Ltd.	152,993

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
12,770	BGC Partners, Inc.	144,556
3,980	Encore Capital Group, Inc. *	145,668
4,535	Legg Mason, Inc.	157,501
5,295	OneMain Holdings, Inc. *	176,271
10,000	Santander Consumer USA Holdings, Inc.	190,900
		814,896
	ELECTRIC - 1.3%
2,680	Entergy Corp.	216,517
7,260	NRG Energy, Inc.	222,882
		439,399
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
3,395	Generac Holdings, Inc. *	175,623
5,425	SPX Corp. *	190,146
		365,769

Schedule of Investments | Growth & Income Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	ELECTRONICS - 1.1%
1,735	TE Connectivity Ltd.	$156,254
9,455	Vishay Intertechnology, Inc.	219,356
		375,610
	ENERGY - ALTERNATE SOURCES - 0.4%
2,645	First Solar, Inc. *	139,286

	FOOD - 0.4%
7,490	Pilgrim's Pride Corp. *	150,774

	HAND/MACHINE TOOLS - 0.4%
3,650	Kennametal, Inc.	131,035

	HEALTHCARE - SERVICES - 2.2%
2,020	Magellan Health, Inc. *	193,819
5,420	Tenet Healthcare Corp. *	181,949
5,025	Tivity Health, Inc. *	176,880
905	WellCare Health Plans, Inc. *	222,847
		775,495
	HOME BUILDERS - 3.1%
2,495	LGI Homes, Inc. *	144,036
5,668	MDC Holdings, Inc.	174,404
5,570	PulteGroup, Inc.	160,138
1,415	Thor Industries, Inc.	137,807
4,050	Toll Brothers, Inc.	149,810
10,165	TRI Pointe Group, Inc. *	166,299
3,520	Winnebago Industries, Inc.	142,912
		1,075,406
	HOME FURNISHINGS - 0.6%
2,555	SodaStream International Ltd. *	217,941

	HOUSEHOLD PRODUCTS/WARES - 0.5%
13,420	ACCO Brands Corp.	185,867

	INSURANCE - 2.4%
5,545	American Equity Investment Life Holding Co.	199,620
7,805	CNO Financial Group, Inc.	148,607
16,720	MGIC Investment Corp. *	179,238
11,435	Radian Group, Inc.	185,476
3,110	Unum Group	115,039
		827,980
	IRON/STEEL - 1.2%
26,225	Cleveland-Cliffs, Inc. *	221,077
5,805	United States Steel Corp.	201,724
		422,801
	MACHINERY - CONSTRUCTION & MINING - 0.8%
1,130	Caterpillar, Inc.	153,307
1,935	Oshkosh Corp.	136,069
		289,376
	MINING - 0.9%
10,925	Freeport-McMoRan, Inc.	188,566
21,375	Hudbay Minerals, Inc. *	119,700
		308,266
	MISCELLANEOUS MANUFACTURER - 0.9%
4,445	Trinity Industries, Inc.	152,286
2,305	Trinseo SA	163,540
		315,826

Schedule of Investments | Growth & Income Fund
As of June 30, 2018 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 2.9%
64,300	Chesapeake Energy Corp. *	$336,932
3,875	HollyFrontier Corp.	265,166
2,665	Marathon Petroleum Corp.	186,976
1,945	Valero Energy Corp.	215,564
		1,004,638
	OIL & GAS SERVICES - 0.5%
9,351	McDermott International, Inc. *	183,747

	PACKAGING & CONTAINERS - 0.4%
8,090	Owens-Illinois, Inc. *	135,993

	PHARMACEUTICALS - 0.7%
3,260	Express Scripts Holding Co. *	251,705

	PRIVATE EQUITY - 0.5%
7,850	Carlyle Group LP	167,205

	RETAIL - 3.3%
4,050	Big Lots, Inc.	169,209
1,490	Children's Place, Inc.	179,992
2,705	Group 1 Automotive, Inc.	170,415
8,745	Michaels Companies, Inc. *	167,642
7,185	Qurate Retail Group, Inc. *	152,466
3,535	Rush Enterprises, Inc. *	153,348
5,605	Tailored Brands, Inc.	143,040
		1,136,112
	SEMICONDUCTORS - 1.9%
1,530	KLA-Tencor Corp.	156,871
985	Lam Research Corp.	170,257
3,750	Micron Technology, Inc. *	196,650
1,540	MKS Instruments, Inc.	147,378
		671,156
	TRUCKING & LEASING - 1.0%
3,140	AerCap Holdings NV *	170,031
3,240	Greenbrier Companies, Inc.	170,910
		340,941

	TOTAL COMMON STOCK (Cost $14,635,160)	15,428,140

	EXCHANGE TRADED FUNDS - 0.3%
4,490	James Biblically Responsible Investment ETF * (Cost $112,195)	111,217

	REITs - 0.9%
8,150	New Residential Investment Corp.	142,543
7,830	Xenia Hotels & Resorts, Inc.	190,739
	TOTAL REITs (Cost $296,316)	333,282

Par Value		Coupon Rate (%)	Maturity

	BONDS & NOTES - 48.0%
	GOVERNMENT NOTES, BONDS & AGENCIES - 39.8%
$314,815	Federal Home Loan Banks	3.000	4/18/2031	296,325
500,000	Federal Home Loan Mortgage Corp.	3.100	3/29/2023	498,116
2,000,000	United States Treasury Note	1.250	10/31/2018	1,994,922
500,000	United States Treasury Note	1.250	1/31/2019	497,266
3,000,000	United States Treasury Note	2.049	1/31/2019	3,003,316
1,500,000	United States Treasury Note	1.250	4/30/2019	1,487,051
1,500,000	United States Treasury Note	1.625	8/15/2022	1,437,129
3,000,000	United States Treasury Note	1.750	5/15/2023	2,866,699
1,000,000	United States Treasury Note	3.125	2/15/2042	1,027,832
750,000	United States Treasury Note	2.250	8/15/2046	645,967
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $13,951,549)			13,754,623

Schedule of Investments | Growth & Income Fund
As of June 30, 2018 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 8.2%
$2,000,000	United States Treasury Note TIPS (Cost $2,873,451)	2.375	1/15/2027	$2,827,179

TOTAL BONDS & NOTES (Cost $16,825,000)				16,581,802
Shares
MONEY MARKET FUND - 6.0%
2,065,839	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.77% (A)			2,065,839
(Cost $2,065,839)

	TOTAL INVESTMENTS - 99.8% (Cost $33,934,510)			$34,520,280
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.2%			63,393
NET ASSETS - 100.0%				$34,583,673

* Non-income producing securities.
LP - Limited Partnerships.
PLC - Public Limited Company.
REITs - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2018.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2018 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS
A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.
The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2018 (Unaudited) (Continued)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2018:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$27,703,822	$-	$-	$27,703,822
REITS	510,054	-	-	510,054
Money Market Fund	1,462,170	-	-	1,462,170
Total	$29,676,046	$-	$-	$29,676,046

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$105,061,895	$-	$-	$105,061,895
Money Market Fund	3,559,070	-	-	3,559,070
Total	$108,620,965	$-	$-	$108,620,965

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$86,848,568	$-	$-	$86,848,568
Money Market Fund	5,555,916	-	-	5,555,916
Total	$92,404,484	$-	$-	$92,404,484

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$139,305,320	$-	$-	$139,305,320
REITS	21,184,766	-	-	21,184,766
Money Market Fund	1,738,334	-	-	1,738,334
Total	$162,228,420	$-	$-	$162,228,420

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2018 (Unaudited) (Continued)

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$206,143,308	$-	$-	$206,143,308
REITS	12,823,505	-	-	12,823,505
Money Market Fund	729,833	-	-	729,833
Total	$219,696,646	$-	$-	$219,696,646

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$26,712,260	$-	$26,712,260
Government Notes & Bonds	-	31,606,846	-	31,606,846
Government Mortage-Backed Securities	-	20,651,357	-	20,651,357
Money Market Fund	817,633	-	-	817,633
Total	$817,633	$78,970,463	$-	$79,788,096

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$53,091,573	$-	$53,091,573
Money Market Fund	1,761,147	-	-	1,761,147
Total	$1,761,147	$53,091,573	$-	$54,852,720

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$47,498,046	$-	$-	$47,498,046
Money Market Fund	1,870,029	-	-	1,870,029
Total	$49,368,075	$-	$-	$49,368,075

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,268,232	$-	$-	$13,268,232
REITS	11,939,146	-	-	11,939,146
Corporate Bonds	-	1,296,263	-	1,296,263
Treasury Inflation Protected Securities (TIPS)	-	15,973,670	-	15,973,670
Alternative Investments *	9,381,393	-	-	9,381,393
Money Market Fund	2,708,946	-	-	2,708,946
Total	$37,297,717	$17,269,933	$-	$54,567,650
* Reflects the fund's investment in gold and silver.

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$37,721,267	$-	$-	$37,721,267
Money Market Fund	1,136,787	-	-	1,136,787
Total	$38,858,054	$-	$-	$38,858,054

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2018 (Unaudited) (Continued)

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$49,515,744	$-	$-	$49,515,744
Money Market Fund	2,565,434	-	-	2,565,434
Total	$52,081,178	$-	$-	$52,081,178

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,204,130	$397,385	$-	$14,601,515
Preferred Stock	2,302,829	-	-	2,302,829
REITs	2,007,356	-	-	2,007,356
Rights	55,321	-	-	55,321
Money Market Fund	2,558,530	-	-	2,558,530
Total	$21,128,166	$397,385	$-	$21,525,551

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,428,140	$-	$-	$15,428,140
Exchange Traded Funds	111,217	-	-	111,217
REITS	333,282	-	-	333,282
Government Notes & Bonds	-	13,754,623	-	13,754,623
Treasury Inflation Protected Securities (TIPS)	-	2,827,179	-	2,827,179
Money Market Fund	2,065,839	-	-	2,065,839
Total	$17,938,478	$16,581,802	$-	$34,520,280

The Funds did not hold any Level 3 securities during the period presented. There were no transfers into Level 1 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Emerging Markets Fund
	Common Stock	Total
Transfer into Level 2 from Level 1	$397,385	$397,385

Transfer was due to the lack of available pricing from an approved pricing source.

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2018, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aggressive Growth	$25,154,242	$5,108,532	$(572,618)	$4,535,914
International	99,500,492	14,920,927	(5,800,454)	9,120,473
Large/Mid Cap Growth	79,325,898	15,178,325	(2,099,739)	13,078,586
Small Cap Value	143,824,856	21,632,313	(3,228,749)	18,403,564
Large/Mid Cap Value	182,601,962	44,514,344	(7,419,660)	37,094,684
Fixed Income	82,284,548	74,758	(2,571,210)	(2,496,452)
High Yield Bond	56,288,033	246,641	(1,681,954)	(1,435,313)
Israel Common Values	41,590,152	11,106,968	(3,329,045)	7,777,923
Defensive Strategies	53,254,637	2,995,609	(1,682,596)	1,313,013
Strategic Growth	36,529,884	2,618,202	(290,032)	2,328,170
Conservative Growth	50,071,929	3,041,689	(1,032,440)	2,009,249
Emerging Markets	23,728,648	1,014,945	(3,218,042)	(2,203,097)
Growth & Income	33,934,510	1,722,418	(1,136,648)	585,770

Item 2. Controls and Procedures.

(a)       The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date 8/27/18